Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial statements and within the rules of the Securities and Exchange Commission applicable to interim financial statements and therefore do not include all disclosures that might normally be required for financial statements prepared in accordance with generally accepted accounting principles. The accompanying unaudited condensed consolidated financial statements have been prepared by management without audit and should be read in conjunction with our condensed consolidated financial statements, including the notes thereto, appearing in our Annual Report on Form 10-K for the year ended December 31, 2016. In the opinion of management, all adjustments necessary for a fair presentation of the condensed consolidated financial position, consolidated results of operations and consolidated cash flows, for the periods indicated, have been made. The results of operations for the three months ended March 31, 2017 are not necessarily indicative of operating results that may be achieved over the course of the full year.

Principles of Consolidation

Principles of consolidation

Our accompanying condensed consolidated financial statements include the accounts of our wholly-owned subsidiaries BBI, ICTV Holdings, Ermis Labs, Inc., ICTV Brands UK Limited, ICTV Brands Israel Limited, Radiancy (HK) Limited and LK Technology. In October 2016, ICTV Holdings and Ermis Labs, Inc. were formed as holding companies for the asset purchase agreements that were entered into with PhotoMedex, Inc. and Ermis Lab, Inc. (See Note 3 – Business and Asset Acquisitions). All significant inter-company transactions and balances have been eliminated.

Principles of consolidation

Our accompanying consolidated financial statements include the accounts of our wholly-owned subsidiaries BBI, ICTV Holdings and Ermis Lab, Inc. In October 2016, ICTV Holdings and Ermis Lab, Inc. were formed as holding companies for the asset purchase agreements that were entered into with PhotoMedex, Inc. and Ermis Lab, Inc. (see Note 10-Subsequent Events) and did not have any activity through December 31, 2016. All significant inter-company transactions and balances have been eliminated.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its condensed consolidated financial statements are reasonable and prudent. The most significant estimates used in these condensed consolidated financial statements include the allowance for doubtful accounts, reserves for returns, inventory reserves, allocation of purchase price, valuation allowance on deferred tax assets and share based compensation. Actual results could differ from these estimates.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. The most significant estimates used in these consolidated financial statements include the allowance for doubtful accounts, reserves for returns, inventory reserves, valuation allowance on deferred tax assets and share based compensation. Actual results could differ from these estimates.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”). ASU2017-01 narrows the definition of a “business.” This standard provides guidance to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance is effective for interim and annual reporting periods beginning after December 15, 2017. This guidance must be applied prospectively to transactions occurring within the period of adoption. As a result of the recent PhotoMedex acquisition and Ermis asset purchase (See Note 3 - Business and Asset Acquisitions), we adopted this standard on January 1, 2017.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). The updated accounting requirement is intended to reduce diversity in practice in the classification of certain transactions in the statement of cash flows. Such transactions include but are not limited to debt prepayment or debt extinguishment costs, settlement of zero coupon debt instruments, contingent consideration payments made after a business combination and distributions received from equity method of investments. ASU 2016-15 is required to be retrospectively applied and is effective for fiscal years and interim periods beginning after December 15, 2017, with early adoption permitted. As a result of the recent PhotoMedex acquisition (See Note 3 - Business and Asset Acquisitions), we adopted this standard on January 1, 2017.

In June 2016, the FASB issued Accounting Standard Update ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which sets forth the current expected credit loss model, a new forward-looking impairment model for certain financial instruments based on expected losses rather than incurred losses. The ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption of the standard is permitted. Entities are required to adopt ASU No. 2016-13 using a modified retrospective approach, subject to certain limited exceptions. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplifies several aspects of the accounting for share-based payment transactions including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. The methods of adoption are dependent on the specific aspects of the new guidance adopted. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016 and for interim periods within those fiscal years. We adopted this standard on January 1, 2017 and apply an estimated percentage of forfeitures to our calculation.

In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842) (“ASU 2016-02”). This standard requires entities that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The standard is effective for fiscal years and the interim periods within those fiscal years beginning after December 15, 2018. The guidance is required to be applied by the modified retrospective transition approach. Early adoption is permitted. We are currently evaluating the impact of the new guidance on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies current guidance and requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet. The Company adopted ASU 2015-17 effective January 1, 2017. The adoption of this guidance did have a material impact on our consolidated financial statements and related disclosures as there is a full valuation allowance for our net deferred tax assets.

In July 2015, the FASB issued ASU No. 2015-11 Inventory (Topic 330) - Simplifying the Measurement of Inventory, which provides that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The Company adopted ASU 2015-11 on January 1, 2017. The adoption of this guidance did not have a material impact on our consolidated financial statements and related disclosures.

In May 2014, FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, on revenue recognition. The new standard provides for a single five-step model to be applied to all revenue contracts with customers as well as requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows relating to customer contracts. Companies have an option to use either a retrospective approach or cumulative effect adjustment approach to implement the standard. ASU No. 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. We are currently evaluating the impact of the new guidance on our consolidated financial statements. The adoption of this guidance is not expected to have a material impact on the amount or timing of revenue recognized on the Company’s consolidated financial statements based on current contracts with customers. The guidance will result in expanded disclosures. The Company plans to retrospectively adopt this guidance by the first quarter of 2018.

Recently Issued Accounting Pronouncements

In January 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”). ASU2017-01 narrows the definition of a “business”. This standard provides guidance to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance is effective for interim and annual reporting periods beginning after December 15, 2017. This guidance must be applied prospectively to transactions occurring within the period of adoption. As a result of the recent PhotoMedex acquistion (See Note 10 - Subsequent Events), we will adopt this standard on January 1, 2017.

In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,(“ASU 2016-15”). The updated accounting requirement is intended to reduce diversity in practice in the classification of certain transactions in the statement of cash flows. Such transactions include but are not limited to debt prepayment or debt extinguishment costs, settlement of zero coupon debt instruments, contingent consideration payments made after a business combination and distributions received from equity method of investments. ASU 2016-15 is required to be retrospectively applied and is effective for fiscal years and interim periods beginning after December 15, 2017, with early adaption permitted. We are currently evaluating the impact of the new guidance to the consolidated financial statements.

In June 2016, FASB issued Accounting Standard Update ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which sets forth the current expected credit loss model, a new forward-looking impairment model for certain financial instruments based on expected losses rather than incurred losses. The ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption of the standard is permitted. Entities are required to adopt ASU No. 2016-13 using a modified retrospective approach, subject to certain limited exceptions. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

In March 2016, FASB issued Accounting Standards Update 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”) which simplifies several aspects of the accounting for share-based payment transactions including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. The methods of adoption are dependent on the specific aspects of the new guidance adopted. ASU 2016-09 will be effective for fiscal years beginning after December 15, 2016 and for interim periods within those fiscal years. Early adoption is permitted but the Company must adopt all amendments that apply in the same period if they choose to adopt early. We will adopt this standard on January 1, 2017, and the adoption is not expected to have a material impact on our consolidated financial statements.

In February 2016, FASB issued ASU No. 2016-02 Leases (Topic 842), (“ASU 2016-02”). This standard requires entities that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The standard is effective for fiscal years and the interim periods within those fiscal years beginning after December 15, 2018. The guidance is required to be applied by the modified retrospective transition approach. Early adoption is permitted. We are currently evaluating the impact of the new guidance to the consolidated financial statements.

In November 2015, FASB issued ASU No. 2015-17 Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies current guidance and requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet. ASU 2015-17 can be applied either prospectively or retrospectively and is effective for periods beginning after December 15, 2016, with early adoption permitted. We believe the effect of this guidance will not be material to its consolidated financial statements and related disclosures.

In July 2015, FASB issued ASU No. 2015-11- Inventory (Topic 330) - Simplifying the Measurement of Inventory, which provides that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. The amendments in this update are effective for the annual periods beginning after December 15, 2016, and for interim periods within those fiscal years. We do not expect the adoption of this standard to have a material impact on the consolidated financial statements.

In May 2014, FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, on revenue recognition. The new standard provides for a single five-step model to be applied to all revenue contracts with customers as well as requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows relating to customer contracts. Companies have an option to use either a retrospective approach or cumulative effect adjustment approach to implement the standard. Accounting Standards Update No. 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted, but not before the original effective date of the standard. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, include cash and cash equivalents and trade receivables. We maintain cash in bank accounts that, at times, may exceed federally insured limits. We have not experienced any losses and believe we are not exposed to any significant risks on cash in bank accounts.

As of March 31, 2017, 43% of the Company’s accounts receivable were due from various individual customers to whom our products had been sold directly via Direct Response Television. In addition, 2% of the Company’s accounts receivable was cash due from our credit card processors, 29% was due from live home shopping and 22% was due from e-commerce accounts and the remaining amount from miscellaneous accounts. Major customers are considered to be those who accounted for more than 10% of net sales. For the three months ended March 31, 2017, there were no major customers. For the three months ended March 31, 2016, 11% of net sales were made to one international third party distributor.

Concentration of credit risk

Financial instruments, which potentially subject us to concentrations of credit risk, include cash and trade receivables. We maintain cash in bank accounts that, at times, may exceed federally insured limits. We have not experienced any losses and believes it is not exposed to any significant risks on its cash in bank accounts.

As of December 31, 2016, 55% of our accounts receivable were due from various individual customers to whom our products had been sold directly via Direct Response Television. In addition, 4% of our accounts receivable was cash due from our credit card processors as well as 25% was due from e-commerce accounts and the remaining amount from miscellaneous accounts. Major customers are considered to be those who accounted for more than 10% of net sales. For the fiscal years ended December 31, 2016 and December 31, 2015, there were no major customers.

Fair Value of Financial Instruments

Fair value of financial instruments

Fair value estimates, assumptions and methods used to estimate fair value of the Company’s financial instruments are made in accordance with the requirements of Accounting Standards Codification (“ASC”) 825-10, “Disclosures about Fair Value of Financial Instruments.” We have used available information to derive our estimates. However, because these estimates are made as of a specific point in time, they are not necessarily indicative of amounts we could realize currently. The use of different assumptions or estimating methods may have a material effect on the estimated fair value amounts. The carrying values of financial instruments such as cash and cash equivalents, accounts receivable, other receivable, accounts payable, and accrued liabilities, other payable and contingent consideration approximate their fair values due to the short settlement period for these instruments.

Fair value of financial instruments

Fair value estimates, assumptions and methods used to estimate fair value of the Company’s financial instruments are made in accordance with the requirements of Accounting Standards Codification (“ASC”) 825-10, “Disclosures about Fair Value of Financial Instruments.” We have used available information to derive our estimates. However, because these estimates are made as of a specific point in time, they are not necessarily indicative of amounts we could realize currently. The use of different assumptions or estimating methods may have a material effect on the estimated fair value amounts. The carrying values of financial instruments such as cash, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to the short settlement period for these instruments.

Cash and Cash Equivalents	Cash and cash equivalents We consider all unrestricted highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash and cash equivalents We consider all unrestricted highly liquid investments with an original maturity of three months or less to be cash equivalents.
Foreign Currency Transactions

Foreign currency transactions

Transactions entered into by the Company in currencies other than its local currency, are recorded in its local currency and any changes in currency exchange rates that occur from the initiation of a transaction until settled are recorded as foreign currency gains or losses in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

Foreign currency transactions

Transactions we entered into in currencies other than its local currency, are recorded in its local currency and any changes in currency exchange rates that occur from the initiation of a transaction until settled are recorded as foreign currency gains or losses in the Consolidated Statements of Operations.

Functional Currency Translation

Functional currency translation

The currency of the primary economic environment in which we operate our Company is conducted in the US dollar (“$” or “dollars”). Thus, our functional currency (other than the foreign subsidiaries mentioned below) is the dollar (which is also the reporting currency of the subsidiary). The operations of our foreign subsidiaries are conducted in the local currency of the subsidiary which is Hong Kong Dollar (HKD), Great Britain Pounds (GBP) and Israeli new shekel (NIS).

Assets and liabilities of our international subsidiaries are translated on the basis of the exchange rates prevailing at the balance sheet date and revenues and expenses are translated at the average exchange rates for the period. Net differences from currency translation are included in other comprehensive loss on the accompanying statements of operations and comprehensive loss.

Accounts Receivable

Accounts receivable

Accounts receivable are recorded net of allowances for returns and doubtful accounts of approximately $271,000 at March 31, 2017 and $123,000 at December 31, 2016. The allowances are estimated based on historical customer returns and bad debts.

In addition to reserves for returns on accounts receivable, an accrual is made for the return of product that has been sold to customers and had cash collections, while the customer still has the right to return the product. The amounts of these accruals included in accounts payable and accrued liabilities in our Condensed Consolidated Balance Sheets were approximately $276,000 and $91,000 at March 31, 2017 and December 31, 2016, respectively.

Accounts receivable

Accounts receivable are recorded net of allowances for returns and doubtful accounts of approximately $123,000 and $119,000 as of December 31, 2016 and 2015, respectively. The allowances are calculated based on historical customer returns and bad debts.

In addition to reserves for returns on accounts receivable, an accrual is made for the return of product that have been sold to customers and had cash collections, while the customer still has the right to return the product. The amounts of these accruals included in accounts payable and accrued liabilities in our Consolidated Balance Sheets were approximately $91,000 and $80,000 as of December 31, 2016 and 2015, respectively.

Other Receivable

Other receivable

Other receivable is a current receivable due from PhotoMedex Acquistion related to the transition service agreement as part of the PhotoMedex acquisition. As of March 31, 2017, the other receivable was approximately $589,000.

Inventories

Inventories

Inventories consist primarily of finished products held for resale, and are valued at the lower of cost (first-in, first-out method) or net realizable value. We adjust inventory for estimated obsolescence when necessary based upon demand and market conditions. The Company’s reserve for obsolescence was approximately $399,000---- and $74,000 at March 31, 2017 and December 31, 2016, respectively. Included in inventory at March 31, 2017 and December 31, 2016 is approximately $66,000 and $67,000, respectively, of consigned product that has been shipped to customers under the 30-day free trial period for which the trial period has not expired and as such the customer has not accepted the product as well as consigned products that are held at a retailer distributor for sale.

Inventories

Inventories consist primarily of finished products held for resale, and are valued at the lower of cost (first-in, first-out method) or market. We adjust inventory for estimated obsolescence when necessary based upon demand and market conditions. The Company’s reserve for obsolescence was approximately $74,000 and $123,000 as of December 31, 2016 and 2015, respectively. Included in inventory at December 31, 2016 and 2015 is approximately $67,000 and $42,000, respectively, of consigned product that has been shipped to customers under the 30-day free trial period for which the trial period has not expired and as such the customer has not accepted the product as well as consigned products that are held at a retailer distributor for sale.

Property and Equipment

Property and equipment

Property and equipment are carried at cost and depreciation is computed over the estimated useful lives of the individual assets ranging from 3 to 5 years. Depreciation is computed using the straight-line method. The related cost and accumulated depreciation of assets retired or otherwise disposed of are removed from the accounts and the resultant gain or loss is reflected in earnings. Maintenance and repairs are expensed currently while major renewals and betterments are capitalized. Depreciation expense amounted to approximately $32,300 and $1,900 for the three months ended March 31, 2017 and 2016, respectively.

Property and equipment consisted of the following at:

	March 31, 2017	December 31, 2016
Equipment, computer hardware and software	$882,580	$33,549
Furniture and fixtures	77,405	40,549
Leasehold Improvements	18,896	-
	$978,881	$74,098
Accumulated depreciation	(82,904)	(58,099)
Property and equipment, net	$895,977	$15,999

Furniture and equipment

Furniture and equipment are carried at cost and depreciation is computed over the estimated useful lives of the individual assets ranging from 3 to 5 years. Depreciation is computed using the straight-line method. The related cost and accumulated depreciation of assets retired or otherwise disposed of are removed from the accounts and the resultant gain or loss is reflected in earnings. Maintenance and repairs are expensed currently while major renewals and betterments are capitalized. Depreciation expense amounted to approximately $8,000, for each of the years ended December 31, 2016 and 2015.

Intangible Assets

Intangible assets

Definite-lived intangibles are amortized using the straight-line method over their estimated useful lives ranging from four to five years. Amortization expense was approximately $191,000 and $73,000 for the three months ended March 31, 2017 and 2016, respectively. We evaluate the recoverability of the intangible assets periodically by taking into account events or circumstances that may warrant revised estimates of useful lives or that may indicate the asset may be impaired.

Impairment of Long-lived Assets

Impairment of long-lived assets

In accordance with ASC 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets,” long-lived assets are reviewed for impairment when circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net undiscounted cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of by sale are recorded as held for sale at the lower of carrying value or estimated net realizable value. No impairment losses were identified or recorded for the three months ended March 31, 2017 and 2016.

Impairment of Long-Lived Assets

In accordance with ASC 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets”, long-lived assets are reviewed for impairment when circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net undiscounted cash flows estimated by us to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of by sale are recorded as held for sale at the lower of carrying value or estimated net realizable value. No impairment losses were identified or recorded in the l years ended December 31, 2016 and 2015.

Related Party Transactions

Related party transactions

During the year ended December 31, 2016, we had one sale of approximately $14,000 with an international third party distributor affiliated with one of our Board of Director members. The pricing and terms of the sale were similar to other international third party sales.

Revenue Recognition

Revenue recognition

We recognize revenues from product sales when the following four criteria have been met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the selling price is fixed or determinable; and (iv) collectability is reasonably assured. The Company’s revenues in the Condensed Consolidated Statements of Operations and Comprehensive Loss are net of sales taxes. Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, expected returns and cash discounts.

We offer a 30-day risk-free trial as one of our payment options. Revenue on the 30-day risk-free trial sales is not recognized until customer acceptance and collectability are assured, which we determine to be when the trial period ends. If the risk-free trial expires without action by the customer, product is determined to be accepted by the customer and revenue is recorded. Revenue for items purchased without the 30-day free trial is recognized upon shipment of the product to the customer and collectability is reasonably assured.

Revenue related to our DermaVitalTM continuity program is recognized monthly upon shipment to customers. Revenue from our live home shopping and retail customers is recorded upon sale to the final customer. Revenue related to international wholesale and third party distributor customers is recorded at gross amounts with a corresponding charge to cost of sales upon shipment. Included in deferred revenue – short-term are payments received prior to shipment on international sales of approximately $527,000 and $142,000 as of March 31, 2017 and December 31, 2016, respectively.

We have a return policy whereby the customer can return any product received within 30 or 60 days of receipt for a full refund. We provide a provision for product returns based on the experience with historical sales returns, in accordance with ASC Topic 605-15 with respect to sales of product when a right of return exists. Returns for the periods presented have been offset against gross sales. Such allowance for sales returns is included in accounts payable and accrued liabilities.

We sell warranties on our products for various terms. Revenue is recognized ratably over the term, with the unearned warranty included in deferred revenue on the accompanying condensed consolidated balance sheets. Changes in deferred service revenue related to the warranties is presented in the following table:

	March 31, 2017	December 31, 2016
Deferred extended warranty revenue:
At beginning of period	$509,389	$629,143
Revenue deferred for new warranties, year to date	43,386	118,148
Revenue recognized year to date	(64,380)	(237,902)
At end of period	$488,395	$509,389

Current portion	$230,325	$235,015
Non-current portion	258,070	274,374
	$488,395	$509,389

Revenue recognition

We recognize revenues from product sales when the following four criteria have been met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the selling price is fixed or determinable; and (iv) collectability is reasonably assured. The Company’s revenues in the Consolidated Statements of Operations are net of sales taxes. Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, expected returns and cash discounts.

We offer a 30-day risk-free trial as one of its payment options. Revenue on the 30-day risk-free trial sales is not recognized until customer acceptance and collectability are assured which we determine to be when the trial period ends. If the risk-free trial expires without action by the customer, product is determined to be accepted by the customer and revenue is recorded. Revenue for items purchased without the 30-day free trial is recognized upon shipment of the product to the customer and collectability is reasonably assured.

Revenue related to our DermaVitalTM continuity program is recognized monthly upon shipment to customers. Revenue from our live home shopping and retail customers is recorded upon sale to the final customer. Revenue related to international wholesale and third party distributor customers is recorded at gross amounts with a corresponding charge to cost of sales upon shipment.

Included in deferred revenue – short-term are payments received prior to shipment on international sales of approximately $142,000 and $221,000 as of December 31, 2016 and 2015, respectively.

We have a return policy whereby the customer can return any product received within 30 of receipt for a full refund. We provide a provision for product returns based on the experience with historical sales returns, in accordance with ASC Topic 605-15 with respect to sales of product when a right of return exists. Returns for the periods presented have been offset against gross sales. Such allowance for sales returns is included in accounts payable and accrued liabilities.

We sell warranties on the DermaWandTM for various terms. Revenue is recognized ratably over the term, with the unearned warranty included in deferred revenue on the accompanying consolidated balance sheets. Changes in deferred service revenue related to the warranties is presented in the following table:

	Years ended December 31,
	2016	2015
Deferred extended warranty revenue:
At beginning of period	$629,143	$670,075
Revenue deferred for new warranties	118,148	174,852
Revenue recognized	(237,902)	(215,784)
At end of period	$509,389	$629,143

Current portion	$235,015	$223,397
Non-current portion	274,374	405,746
	$509,389	$629,143

Shipping and Handling

Shipping and handling

The amount billed to customers for shipping and handling is included in net sales. Shipping, handling and processing revenue approximated $628,000 and $415,000 for the three months ended March 31, 2017 and 2016, respectively. Shipping and handling costs are included in cost of sales. Shipping and handling costs approximated $405,000 and $197,000 for the three months ended March 31, 2017 and 2016, respectively.

Shipping and handling

The amount billed to a customer for shipping and handling is included in revenue. Shipping, handling and processing revenue approximated $2,097,000 and $3,134,000 for the years ended December 31, 2016 and 2015, respectively. Shipping and handling costs are included in cost of sales. Shipping and handling costs approximated $861,000 and $1,628,000 for the years ended December 31, 2016 and 2015, respectively.

Research and Development

Research and development

Research and development costs are expensed as incurred and are included in selling and marketing expense in the accompanying condensed consolidated financial statements. Research and development costs primarily consist of efforts to discover and develop new products, including clinical trials, product safety testing, certifications for international regulations and standards, etc. Research and development costs approximated $44,000 and $29,000 for the three months ended March 31, 2017 and 2016, respectively.

Research and development

Research and development costs are expensed as incurred and are included in selling and marketing expense in the accompanying consolidated financial statements. Research and development costs primarily consist of efforts to discover and develop new products, including clinical trials, product safety testing, certifications for international regulations and standards, etc. Research and development costs approximated $111,000 and $115,000 for the years ended December 31, 2016 and 2015, respectively.

Media and Production Costs

Media and production costs

Media and internet marketing costs are expensed as incurred and are included in selling and marketing expense in the accompanying condensed consolidated financial statements. Production costs associated with the creation of new and updated video content and advertising campaigns are expensed at the commencement of a campaign. We incurred approximately $1,632,000 and $844,000 in media costs for airing of television and print advertising, $143,000 and $7,000 in new production costs, and $846,000 and $348,000 in internet marketing costs for the three months ended March 31, 2017 and 2016, respectively.

Media and production costs

Media and internet marketing costs are expensed as incurred and are included in selling and marketing expense in the accompanying consolidated financial statements. Production costs associated with the creation of new and updated infomercials and advertising campaigns are expensed at the commencement of a campaign. We incurred approximately $4,965,000 and $7,907,000 in media costs for airing our infomercials, $239,000 and $323,000 in new production costs, and $1,347,000 and $906,000 in internet marketing costs for the years ended December 31, 2016 and 2015, respectively.

Income Taxes

Income taxes

In preparing our condensed consolidated financial statements, we make estimates of our current tax exposure and temporary differences resulting from timing differences for reporting items for book and tax purposes. We recognize deferred taxes by the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial statement and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. In consideration of our accumulated losses and limited historical ability to generate taxable income to utilize our deferred tax assets, we have estimated that we will not be able to realize any benefit from our temporary differences and have recorded a full valuation allowance. If we sustain profitability in the future at levels which cause management to conclude that it is more likely than not that we will realize all or a portion of the net operating loss carry-forward, we would record the estimated net realizable value of the deferred tax asset at that time and would then provide for income taxes at a rate equal to our combined federal and state effective rates. Subsequent revisions to the estimated net realizable value of the deferred tax asset could cause our provision for income taxes to vary significantly from period to period.

Income taxes

In preparing our consolidated financial statements, we make estimates of our current tax exposure and temporary differences resulting from timing differences for reporting items for book and tax purposes. We recognize deferred taxes by the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial statement and tax basis of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. In consideration of our accumulated losses and limited historical ability to generate taxable income to utilize our deferred tax assets, we have estimated that we will not be able to realize any benefit from our temporary differences and have recorded a full valuation allowance. If we sustain profitability in the future at levels which cause management to conclude that it is more likely than not that we will realize all or a portion of the net operating loss carry-forward, we would record the estimated net realized value of the deferred tax asset at that time and would then provide for income taxes at a rate equal to our combined federal and state effective rates. Subsequent revisions to the estimated net realizable value of the deferred tax asset could cause our provision for income taxes to vary significantly from period to period.

Stock Options

Stock options

In June 2001, our shareholders approved our 2001 Stock Option Plan (the “Plan”). The Plan is designed for our employees, officers and directors, and is intended to advance our best interests by providing personnel who have substantial responsibility for our management and growth with additional incentive by increasing their proprietary interest in our success, thereby encouraging them to remain our employee. The Plan is administered by our Board of Directors, and authorizes the issuance of stock options not to exceed a total of 3,000,000 shares. The terms of any awards under the Plan are determined by the Board of Directors, provided that no options may be granted at less than the fair market value of the stock as of the date of the grant. The Plan expired in February 2011. As of March 31, 2017, 116,667 options are outstanding under the Plan.

In December 2011, our shareholders approved our 2011 Stock Option Plan (the “2011 Plan”). The 2011 Plan is designed for our employees, officers, and directors, and is intended to advance our best interests by providing personnel who have substantial responsibility for our management and growth with additional incentive by increasing their proprietary interest in our success, thereby encouraging them to remain our employee. The 2011 Plan is administered by our Board of Directors, and authorizes the issuance of stock options not to exceed a total of 6,000,000 shares. The terms of any awards under the 2011 Plan are determined by the Board of Directors, provided that no options may be granted at less than the fair market value of the stock as of the date of the grant. Generally, the options granted vest over three years with one-third vesting on each anniversary date of the grant. As of March 31, 2017, 3,523,335 options are outstanding under the 2011 Plan.

We account for equity instruments issued to non-employees in accordance with the provisions of ASC Topic 505, subtopic 50, Equity-Based Payments to Non-Employees based upon the fair-value of the underlying instrument. The equity instruments, consisting of stock options granted to consultants, are valued using the Black-Scholes valuation model. The measurement of stock-based compensation to non-employees is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the period which services are received. Nonvested stock options granted to non-employees are remeasured at each reporting period.

We use ASC Topic 718, “Share-Based Payments” to account for stock-based compensation issued to employees and directors. we recognize compensation expense in an amount equal to the grant date fair value of share-based payments such as stock options granted to employees over the requisite vesting period of the awards.

The following is a summary of stock options outstanding under the Plan and 2011 Plan (collectively “Stock Option Plans”) for the three months ended March 31, 2017 and 2016:

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2017	3,680,002	-	3,680,002	$0.24
Granted during the period	-	-	-	-
Exercised during the period	(35,000)	-	(35,000)	0.22
Forfeited during the period	(5,000)	-	(5,000)	0.22

Balance, March 31, 2017	3,640,002	-	3,640,002	$0.24

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price
Balance, January 1, 2016	4,036,669	-	4,036,669	$0.21
Granted during the period	-	-	-	-
Exercised during the period	(350,000)	-	(350,000)	0.11
Expired during the period	(131,667)	-	(131,667)	0.38

Balance, March 31, 2016	3,555,002	-	3,555,002	$0.21

Of the stock options outstanding as of March 31, 2017 under the Stock Option Plans, 2,560,000 options are currently vested and exercisable. The weighted average exercise price of these options was $0.22. These options expire through November 2026. The aggregate intrinsic value for options outstanding and exercisable at March 31, 2017 and 2016 was approximately $994,000 and $29,000, respectively. The aggregate intrinsic value for options exercised during the three months ended March 31, 2017 and 2016 was approximately $13,000 and $31,000, respectively.

For the three months ended March 31, 2017 and 2016, we recorded approximately $75,000 and $106,000, respectively, in stock compensation expense under the Stock Option Plans. At March 31, 2017, there was approximately $334,000 of total unrecognized compensation cost related to non-vested option grants that will be recognized over the remaining vesting period of 3 years.

The following is a summary of stock options outstanding outside of the Stock Option Plans for the three months ended March 31, 2017 and 2016:

Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2017	516,667	1,676,667	2,193,334	$0.35
Granted during the period	-	-	-	-
Expired during the period	-	-	-	-

Balance, March 31, 2017	516,667	1,676,667	2,193,334	$0.35

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2016	466,667	1,976,667	2,443,334	$0.32
Granted during the period	50,000	-	50,000	0.21
Expired during the period	-	(300,000)	(300,000)	0.08

Balance, March 31, 2016	516,667	1,676,667	2,193,334	$0.35

Of the stock options outstanding outside of the Stock Option Plans as of March 31, 2017, 2,135,001 options are currently vested and exercisable. The weighted average exercise price of these options was $0.35. These options expire through January 2026. The aggregate intrinsic value for options outstanding and exercisable at March 31, 2017 and 2016, was approximately $585,000 and $37,000 respectively. There were no options exercised during the three months ended March 31, 2017 and 2016.

For the three months ended March 31, 2017 and 2016, we recorded approximately $7,000 and $15,000, respectively, in stock compensation expense related to stock options outside of the Stock Option Plans. At March 31, 2017, there was approximately $18,000 of total unrecognized compensation cost related to non-vested option grants that will be recognized over a remaining vesting period of 3 years. There were no grants for the three months ended March 31, 2017.

The following assumptions were used in the Black-Scholes option pricing model for the options granted in the three months ended March 31, 2016.

2016
Risk-free interest rate	1.94%
Expected dividend yield	0.00
Expected life	6 years
Expected volatility	156%
Weighted average grant date fair value	$0.21
Forfeiture rate	5%

The following is a summary of all stock options outstanding and nonvested for the three months ended March 31, 2017:

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2017 – nonvested	1,193,335	-	1,193,335	$0.27
Vested	(50,000)	-	(50,000)	0.21
Forfeited	(5,000)	-	(5,000)	0.22
Balance March 31, 2017 - nonvested	1,138,335	-	1,138,335	$0.28

Stock options

In June 2001, our shareholders approved our 2001 Stock Option Plan (the “Plan”). The Plan is designed for our employees, officers and directors and is intended to advance our best interests by providing personnel who have substantial responsibility for our management and growth with additional incentive by increasing their proprietary interest in our success, thereby encouraging them to remain our employee. The Plan is administered by our Board of Directors, and authorizes the issuance of stock options not to exceed a total of 3,000,000 shares. The terms of any awards under the Plan are determined by the Board of Directors, provided that no options may be granted at less than the fair market value of the stock as of the date of the grant. The Plan expired in February 2011. As of December 31, 2016, 116,667 options are outstanding under the Plan.

In December 2011, our shareholders approved our 2011 Stock Option Plan (the “2011 Plan”). The 2011 Plan is designed for our employees, officers, and directors, and is intended to advance our best interests by providing personnel who have substantial responsibility for our management and growth of with additional incentive by increasing their proprietary interest in our success, thereby encouraging them to remain our employee. The 2011 Plan is administered by our Board of Directors, and authorizes the issuance of stock options not to exceed a total of 6,000,000 shares. The terms of any awards under the 2011 Plan are determined by the Board of Directors, provided that no options may be granted at less than the fair market value of the stock as of the date of the grant. Generally, the options granted vest over three years with one-third vesting on each anniversary date of the grant. As of December 31, 2016, 3,563,335 options are outstanding under the 2011 Plan.

We account for equity instruments issued to non-employees in accordance with the provisions of ASC Topic 505, subtopic 50, Equity-Based Payments to Non-Employees based upon the fair-value of the underlying instrument. The equity instruments, consisting of stock options granted to consultants, are valued using the Black-Scholes valuation model. The measurement of stock-based compensation to non-employees is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the period which services are received. Nonvested stock options granted to non-employees are remeasured at each reporting period.

We use ASC Topic 718, “Share-Based Payments”, to account for stock-based compensation issued to employees and directors. We recognize compensation expense in an amount equal to the grant date fair value of share-based payments such as stock options granted to employees over the requisite vesting period of the awards.

The following is a summary of stock options outstanding under the Plan and 2011 Plan (collectively “Stock Option Plans”) for the years ended December 31, 2016 and 2015:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price
Balance, January 1, 2016	4,036,669	-	4,036,669	$0.21
Granted during the year	725,000	-	725,000	0.34
Exercised during the year	(650,000)	-	(650,000)	0.16
Forfeited during the year	(431,667)	-	(431,667)	0.26

Balance, December 31, 2016	3,680,002	-	3,680,002	$0.24

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price
Balance, January 1, 2015	4,220,002	350,000	4,570,002	$0.40
Granted during the year	300,000	-	300,000	0.21
Exercised during the year	(335,000)	(350,000)	(685,000)	0.14
Forfeited during the year	(148,333)	-	(148,333)	0.39

Balance, December 31, 2015	4,036,669	-	4,036,669	$0.21

Of the stock options outstanding as of December 31, 2016 under the Stock Option Plans, 2,595,000 options are currently vested and exercisable. The weighted average exercise price of these options was $0.22. These options expire through November 2026. The aggregate intrinsic value for options outstanding and exercisable at December 31, 2016 and 2015, was approximately $203,000 and $60,000, respectively. The aggregate intrinsic value for stock options exercised during the years ended December 31, 2016 and 2015 was approximately $82,000 and $51,000, respectively.

For the years ended December 31, 2016 and 2015, we recorded approximately $363,000 and $528,000, respectively, in stock compensation expense under the Stock Option Plans. At December 31, 2016, there was approximately $391,000 of total unrecognized compensation cost related to non-vested option grants that will be recognized over the remaining vesting period of 3 years.

The following assumptions are used in the Black-Scholes option pricing model for the years ended December 31, 2016 and 2015 to value the stock options granted during the period:

2016		2015
Risk-free interest rate	1.58-2.18%	Risk-free interest rate	2.05%
Expected dividend yield	0.00	Expected dividend yield	0.00
Expected life	6.00 years	Expected life	6.00 years
Expected volatility	152-153%	Expected volatility	156%
Forfeiture rate	5.0%	Forfeiture rate	5.0%
Weighted average grant date fair value	$0.33	Weighted average grant date fair value	$0.20

The following is a summary of stock options outstanding outside of the Stock Option Plans for the years ended December 31, 2016 and 2015:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2016	466,667	1,976,667	2,443,334	$0.32
Granted during the year	50,000	-	50,000	0.21
Expired during the period	-	(300,000)	(300,000)	0.08
Balance, December 31, 2016	516,667	1,676,667	2,193,334	$0.35

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2015	466,667	2,016,667	2,483,334	$0.36
Exercised during the year	-	(40,000)	(40,000)	0.15
Balance, December 31, 2015	466,667	1,976,667	2,443,334	$0.32

Of the stock options currently outstanding outside of the Stock Option Plans at December 31, 2016, 2,085,001 options are currently vested and exercisable. The weighted average exercise price of these options was $0.36. These options expire through January 2026. The aggregate intrinsic value for options outstanding and exercisable at December 31, 2016 and 2015, was approximately $124,000 and $72,000, respectively. The aggregate intrinsic value for stock options exercised during the years ended December 31, 2016 and 2015 was approximately $0 and $2,000, respectively.

For the years ended December 31, 2016 and 2015, we recorded approximately $54,000 and $62,000, respectively in stock compensation expense related to stock options outside of the Stock Option Plans. At December 31, 2016, there was approximately $25,000 of total unrecognized compensation cost related to non-vested option grants that will be recognized over a remaining vesting period of 3 years.

On December 28, 2015, we modified the exercise price of 1,630,000 options issued to nine employees and 500,000 options to one employee under our 2011 Stock Option Plan. The options were issued with a fair market value exercise price of $0.21 per share for the nine employees and $0.24 for the remaining employee. Additionally, on December 28, 2015, we modified the exercise price of 200,000 options issued to three of our independent directors at a fair market value exercise price of $0.21 per share. The vesting period remained the same, provided the recipients are still our employees or directors at the time of vesting. The accounting impact from the modification was immaterial and the expense remained the same.

The following assumptions are used in the Black-Scholes option pricing model for the years ended December 31, 2016. There were no grants for the year ended December 31, 2015.

2016
Risk-free interest rate	1.94%
Expected dividend yield	0.00
Expected life	6.0 years
Expected volatility	156%
Forfeiture rate	5.0%
Weighted average grant date fair value	$0.21

The following is a summary of all stock options outstanding, and nonvested for the year ended December 31, 2016:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2016 – nonvested	1,843,335	-	1,843,335	$0.22
Granted	775,000	-	775,000	0.33
Vested	(1,125,000)		(1,125,000)	0.25
Forfeited	(300,000)	-	(300,000)	0.23
Balance, December 31, 2016 – nonvested	1,193,335	-	1,193,335	$0.27